Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Non-controlling interest	$ 31,752	$ 32,366
Fair value of warrants	331	327
Capitalization of Interest	897
Fair value of equipment	160	599
Impairment charges	$ 6,900
RSUs [Member]
Anti-dilutive shares	118,000
Stock Options [Member]
Anti-dilutive shares	3,847,500
Warrant [Member]
Anti-dilutive shares	16,469,328
Minimum [Member]
Useful life of assets	3 years
Maximum [Member]
Useful life of assets	27 years 6 months
Farm Equipment [Member]
Fair value of equipment	$ 5
Farm Equipment [Member] | Minimum [Member]
Useful life of assets	7 years
Farm Equipment [Member] | Maximum [Member]
Useful life of assets	10 years
Land and Water Shares [Member]
Impairment charges	$ 30
F-1 & F-2 [Member]
Non-controlling interest, investment amount			$ 6,000
TR Capital [Member]
Number of membership units issued			30,159,000
Non-controlling interest	$ 20,482	$ 20,552	$ 20,740
Beneficial conversion feature			12,337
Fair value of warrants			3,641
In-kind distributions			$ 1,452